Payables, accruals and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Payables, accruals and other current liabilities
Schedule of payables, accruals and other current liabilities

	June 30,	December 31,
	2026	2025
Trade payables	776,028	602,901
Social security and other taxes	—	43,792
Accrued expenses	486,913	544,591
Other current liabilities	47,461	—
Total	1,310,402	1,191,284